SHARE CAPITAL - Summary of significant unobservable inputs used, equity (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands							12 Months Ended
	Mar. 20, 2024 $ / shares	Nov. 14, 2023 CAD ($) $ / shares shares	Nov. 14, 2023 USD ($) $ / shares shares	Aug. 04, 2023 CAD ($) $ / shares shares	Aug. 04, 2023 USD ($) $ / shares shares	Jun. 29, 2023 $ / shares	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share)	$ 0.56					$ 0.44
Warrant exercise | $							$ 56	$ 362
August 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Risk-free interest rate				3.87%	3.87%
Expected annual volatility, based on comparable companies				95.00%	95.00%
Expected life (in years)				5 years	5 years
Expected dividend yield				0.00%	0.00%
Share price (in CAD per share)					$ 0.34
Exercise price (in CAD per share) | (per share)				$ 0.53	$ 0.4
Issued (in shares) | shares				24,264,706	24,264,706
Exercise price, share options granted (in CAD per share)				$ 0.40
Warrant exercise				$ 4,600	$ 3,442
November 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Risk-free interest rate		3.76%	3.76%
Expected annual volatility, based on comparable companies		95.00%	95.00%
Expected life (in years)		5 years 6 months	5 years 6 months
Expected dividend yield		0.00%	0.00%
Share price (in CAD per share)			$ 0.46
Exercise price (in CAD per share) | (per share)		$ 0.70	$ 0.51
Issued (in shares) | shares		66,666,667	66,666,667
Exercise price, share options granted (in CAD per share)		$ 0.51
Warrant exercise		$ 17,842	$ 12,299